Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,116,262	45,116,262
Ordinary shares, shares outstanding	40,513,209	42,765,934
Founders' stock, par value	$ 0.00001	$ 0.00001
Founders' stock, shares authorized	2,600	2,600
Founders' stock, shares issued	2,600	2,600
Founders' stock, shares outstanding	2,600	2,600
Treasury stock, shares	4,603,053	2,350,328